The FX Strategy Fund

a series of Northern Lights Fund Trust

Supplement dated July 1, 2019 to the Fund’s

Prospectus and Statement of Additional Information

dated May 1, 2019

__________________________________________

Effective July 1, 2019, P/E Global LLC will serve as the Fund’s new investment adviser and Warren Naphtal will serve as the Fund’s new portfolio manager. Accordingly, the Fund’s Prospectus and Statement of Additional Information (“SAI”) are hereby revised as described below.

The references to the Fund’s website on the title page and last page of the Fund’s Prospectus and in the section entitled “Fund Summary – Performance” on page 3 and the title page of the Fund’s Statement of Additional Information are hereby deleted and replaced with the following:

www.globalratesfund.com

The section entitled “Fund Summary—Investment Adviser” on page 4 of the Fund’s Prospectus is hereby deleted and replaced with the following:

Investment Adviser: P/E Global LLC

The first paragraph of the section entitled “Management—Investment Adviser” on page 9 of the Fund’s Prospectus is hereby deleted and replaced with the following:

P/E Global LLC, located at 75 State Street, 31st Floor, Boston, MA 02109, serves as the investment adviser for the Fund as of July 1, 2019. The adviser was formed in 2000 and serves individuals and institutions. Subject to the supervision of the Fund’s, the adviser is responsible for managing the Fund’s investments, executing transactions and providing related administrative services and facilities under an Investment Advisory Agreement between the Fund and the adviser. As of March 31, 2019, it had approximately $7.1 billion in assets under management.

The section entitled “Fund Summary—Portfolio Manager” on page 4 of the Fund’s Prospectus is hereby deleted and replaced with the following:

Portfolio Manager: Warren Naphtal, Chief Investment Officer of the adviser, has served the Fund as its portfolio manager since July 2019.

The first paragraph of the section entitled “Management—Portfolio Manager” on page 9 of the Fund’s Prospectus is hereby deleted and replaced with the following:

Warren Naphtal, Chief Investment Officer

Mr. Naphtal is the co-founder of the P/E Investments group, which includes P/E Global LLC, and serves as Chief Investment Officer. The P/E Investments group commenced operations in 1995.  Mr. Naphtal is a graduate of both the Sloan School of Management at M.I.T., where he was a COGME Scholar and received a S.M. in Management, and the University of California, Berkeley, where he received a B.S. in Civil Engineering.

The introduction and first paragraph in the section entitled “Fund Summary—Principal Investment Strategies” on page 2, and the introduction and first paragraph in the section entitled “Additional Information about Principal Investment Strategies and Related Risks – Principal Investment Strategies” on page 5 of the Fund’s Prospectus are hereby deleted and replaced with the following:

The Fund’s adviser seeks to achieve the Fund’s investment objective primarily through two complementary strategies:

•	investing in foreign currency-linked securities, and/or derivatives, and
•	investing in investment grade fixed-income securities and/or derivatives.

These two complementary primary strategies are intended to generate returns from capital appreciation from currency-linked securities and/or derivatives and fixed income derivatives and interest income on fixed income securities. The Fund will invest in foreign currency-linked securities and/or foreign currency derivatives and fixed income derivatives, including bond futures. These investments are based on a proprietary foreign exchange and global bond models developed by the Fund’s adviser (the “Model”). The Model strategy is designed to capture returns related to trends in currency exchange rates and international government bond markets by investing primarily in exchange traded futures, including foreign currency and interest rate futures, as well as fixed income securities. The Fund may also invest in currency forward and swap contracts. The Model strategy uses multiple factors and quantitative techniques to analyze macroeconomic and financial indicators to determine long and short positions in currencies and global bonds. The adviser expects that by utilizing the Model, which analyzes macroeconomic and financial factors including relative interest and inflation rates, this strategy will seek to identify investments that will generate consistent positive absolute returns.

The Fund defines “investment grade” fixed income securities as those rated Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Ratings Group, or if unrated, determined by the adviser of similar quality. Fixed income securities include bills, notes, bonds, debentures and other evidences of indebtedness issued by domestic or foreign corporations, governments and their agencies or instrumentalities as well as and exchange-traded funds (“ETFs”) and mutual funds that each invest primarily in investment-grade fixed income securities. On average, the fixed income portion of the Fund’s portfolio will have an average maturity of 10 years or less, although the Fund will invest in individual instruments of any maturity.

The second paragraph in the section entitled “Additional Information about Principal Investment Strategies and Related Risks – Principal Investment Strategies” and the subsection thereunder entitled “FX Model” on page 5 of the Fund’s Prospectus are hereby deleted and replaced with the following:

The Model strategy is designed to capture returns related to trends in currency exchange rates and international government bond markets by investing primarily in exchange traded futures, including foreign currency and interest rate futures, as well as fixed income securities. The Fund may also invest in forwards and swap contracts. The Model strategy uses multiple factors and quantitative techniques to analyze macroeconomic and financial indicators to determine long and short positions in major currencies and global bonds. The adviser expects that by utilizing the Model, which analyzes macroeconomic and financial factors including relative interest and inflation rates, this strategy will identify investments that will generate consistent positive absolute returns.

The Model

The Model strategy uses multiple factors and quantitative techniques to analyze macroeconomic and financial indicators to determine long and short positions in major currencies. The strategy predicts returns and volatilities for currencies in developed markets and identified global bonds, then optimizes potential investments based on risk/reward trade-offs to produce target positions.

The multi-factor Model tracks the following macroeconomic and financial factors:

  Inflation
  Short- and long-term interest rates across developed markets
  Interest rate movement and acceleration
  Yield curve characteristics
  Liquidity conditions
  Economic surprise
  Investor sentiment
  Cross border investments
  Speculative positions
  Cross market price relationships
  Relative valuation
  Divergence

Additionally, the Model is adaptive, such that the factor weights in the model may be updated over time. The Model strategy will select investment positions (long or short) in various currencies and global bonds, including but not limited to with respect to currencies: the Australian Dollar, the Canadian Dollar, the Euro, the New Zealand Dollar, the Norwegian Krone, the Swedish Krona, the Swiss Franc, the UK Pound Sterling and the Japanese Yen; as well as with respect to global bonds: Australian, Canadian, German, UK, Italian, French and U.S. governmental bonds.

The Fund is “non-diversified” for purposes of the 1940 Act, as amended, which means that the Fund may invest in fewer investments at any one time than a diversified fund. The adviser buys instruments that it believes will generate income or capital appreciation and sells them when fundamentals have diverged from the adviser’s investment Model.

The first paragraph in the section entitled “Investment Adviser – Investment Adviser and Advisory Agreement” on page 31 of the Fund’s SAI is hereby deleted and replaced with the following:

P/E Global LLC, located at 75 State Street, 31st Floor, Boston, MA 02109, serves as adviser to the Fund. Subject to the authority of the Board of Trustees, the Adviser is responsible for the overall management of the Fund’s business affairs.

The first paragraph and accompanying chart in the section entitled “Portfolio Managers” on page 37 of the Fund’s SAI is hereby deleted and replaced with the following:

Warren Naphtal is the Portfolio Manager of the Fund, and is responsible for the day-to-day management of the Fund. As of March 1, 2019, he was responsible for the management of the following types of accounts in addition to the Fund:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in millions)
Registered Investment Cos.	2	22.1	0	N/A
Other Pooled Investment Vehicles	32	895.6	749.3	N/A
Other Accounts	36	6,178.3	4,379	N/A

The first paragraph and accompanying chart in the section entitled “Portfolio Managers – Ownership of Securities” on page 37 of the Fund’s SAI is hereby deleted and replaced with the following:

The following table shows the dollar range of equity securities beneficially owned by the portfolio manager in the Fund as of May 1, 2019.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Warren Naphtal	$500,001-$1,000,000

P/E Global LLC is part of the P/E Investments group which commenced operations in 1995. P/E Strategic LLC owns 50% of P/E Global LLC. Warren Naphtal and Mary Naphtal own a controlling interest in P/E Strategic LLC. P/E Investments LLC also owns 50% of P/E. P/E Capital LLC is the sole owner of P/E Investments LLC. P/E Asset Management LLC owns 75% of P/E Capital LLC. Warren Naphtal and Mary Naphtal own P/E Asset Management LLC.

_________________________

This Supplement and the Fund’s existing Prospectus and SAI dated May 1, 2019 provides relevant information for all shareholders and should be retained for future reference. The Fund’s Prospectus and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-397-8728.